Segment Disclosures (Details)	9 Months Ended		12 Months Ended
	Sep. 30, 2024 segments	Sep. 30, 2023 segments	Dec. 31, 2023
Segment Disclosures [Abstract]
Number of operating segments	3	3	3
Segment reporting, description			The Company operates the SVC and Corporate reporting segments in one geographical area (the United States) and the AWS PR/ Tropical/Cyberlabs/HWN operating segment in two geographical areas (the United States and Puerto Rico).